Risk Management Section - Aging Analysis (Past Due But Performing) Consumer lending portfolio, outstandings (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 878,985	€ 876,444
ING Bank consumer lending portfolio, outstandings [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	3,367	4,440
ING Bank consumer lending portfolio, outstandings [member] | Past due for 1-30 days [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	2,564	3,283
ING Bank consumer lending portfolio, outstandings [member] | Past due for 31-60 days [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	639	892
ING Bank consumer lending portfolio, outstandings [member] | Past due for 61-90 days [member]
Disclosure of offsetting of financial liabilities [line items]
Financial assets	€ 163	€ 265